Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	COMPUGEN LTD
Entity Central Index Key	0001119774
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	34,707,622
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 5,846	$ 7,300
Short-term bank deposits	16,525	14,524
Restricted cash	92	684
Trade receivables		21
Other accounts receivable and prepaid expenses	546	548
Receivables from funding arrangement		5,000
Total current assets	23,009	28,077
LONG-TERM INVESTMENTS:
Investment in Evogene	4,093	6,227
Long-term prepaid expenses	17	64
Severance pay fund	1,465	1,510
Total long-term investments	5,575	7,801
PROPERTY AND EQUIPMENT, NET	497	580
Total assets	29,081	36,458
CURRENT LIABILITIES:
Trade payables	248	507
Other accounts payable and accrued expenses	1,459	1,934
Total current liabilities	1,707	2,441
LONG-TERM LIABILITIES:
Research and development funding arrangement	6,150	4,037
Accrued severance pay	1,643	1,695
Total long-term liabilities	7,793	5,732
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary shares of NIS 0.01 par value: 100,000,000 shares authorized at December 31, 2011 and 2010; 34,707,622 and 33,915,545 shares issued and outstanding at December 31, 2011 and 2010, respectively	94	92
Additional paid-in capital	195,714	190,275
Accumulated other comprehensive income	4,264	6,405
Accumulated deficit	(180,491)	(168,487)
Total shareholders' equity	19,581	28,285
Total liabilities and shareholders' equity	$ 29,081	$ 36,458

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	0.01	0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	34,707,622	33,915,545
Ordinary shares, shares outstanding	34,707,622	33,915,545

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues		$ 1,115	$ 250
Cost of revenues		224
Gross profit		891	250
Research and development expenses, net of Government and other grants amounting to $ 424, $ 1,010 and $ 944 for the years ended December 31, 2011, 2010 and 2009, respectively	6,778	5,227	5,051
Marketing and business development expenses	610	633	681
General and administrative expenses	4,591	2,909	2,147
Total operating expenses	11,979	8,769	7,879
Operating loss	(11,979)	(7,878)	(7,629)
Financial income (expenses), net	(306)	241	65
Other income	281	434	3,721
Loss from continuing operations	(12,004)	(7,203)	(3,843)
Gain from discontinued operations			12
Net loss	$ (12,004)	$ (7,203)	$ (3,831)
Basic and diluted net loss per share from continuing operations	$ (0.35)	$ (0.22)	$ (0.13)
Basic and diluted net loss per share from discontinued operations
Basic and diluted net loss per share	$ (0.35)	$ (0.22)	$ (0.13)
Weighted average number of Ordinary shares used in computing basic and diluted net loss per share	34,276,697	33,284,017	28,608,317

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Govenment and other grants	$ 424	$ 1,010	$ 944

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]	Total comprehensive loss [Member]
Balance at Dec. 31, 2008	$ 10,003	$ 77	$ 163,181	$ 4,198	$ (157,453)
Balance, shares at Dec. 31, 2008		28,512,440
Employee options exercised	750		750
Employee options exercised, shares		283,772
Issuance of shares	19,074	11	19,063
Issuance of shares, shares		4,071,700
Stock-based compensation relating to options and warrants issued to consultants	225		225
Stock-based compensation relating to options issued to employees	1,304		1,304
Realized gain on the investment in Evogene	(3,721)			(3,721)		(3,721)
Unrealized gain on the investment in Evogene	3,594			3,594		3,594
Net loss	(3,831)				(3,831)	(3,831)
Total comprehensive loss						(3,958)
Balance at Dec. 31, 2009	27,398	88	184,523	4,071	(161,284)
Balance, shares at Dec. 31, 2009		32,867,912
Employee options exercised	2,420	4	2,416
Employee options exercised, shares		1,047,633
Issuance of warrants in connection with research and development funding arrangement, net	999		999
Stock-based compensation relating to options and warrants issued to consultants	461		461
Stock-based compensation relating to options issued to employees	1,876		1,876
Realized gain on the investment in Evogene	(382)			(382)		(382)
Unrealized gain on the investment in Evogene	2,716			2,716		2,716
Net loss	(7,203)				(7,203)	(7,203)
Total comprehensive loss						(4,869)
Balance at Dec. 31, 2010	28,285	92	190,275	6,405	(168,487)
Balance, shares at Dec. 31, 2010	33,915,545	33,915,545
Employee options exercised	2,041	2	2,039
Employee options exercised, shares		792,077
Stock-based compensation relating to options and warrants issued to consultants	457		457
Stock-based compensation relating to options issued to employees	2,943		2,943
Realized gain on the investment in Evogene	(239)			(239)		(239)
Unrealized gain on the investment in Evogene	(1,902)			(1,902)		(1,902)
Net loss	(12,004)				(12,004)	(12,004)
Total comprehensive loss						(14,145)
Balance at Dec. 31, 2011	$ 19,581	$ 94	$ 195,714	$ 4,264	$ (180,491)
Balance, shares at Dec. 31, 2011	34,707,622	34,707,622

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (12,004)	$ (7,203)	$ (3,831)
Adjustments required to reconcile net loss to net cash used in operating activities:
Gain from discontinued operations			(12)
Non-cash stock-based compensation	3,400	2,337	1,529
Depreciation	179	201	264
Severance pay, net	(7)	92	(117)
Gain from sale of Evogene shares	(239)	(419)	(3,721)
Changes in fair value of the embedded derivatives in the research and development funding arrangement	113	97
Decrease in trade receivables and other accounts receivable and prepaid expenses	43	192	58
Increase (decrease) in trade payables and other accounts payable and accrued expenses	(734)	562	(1,534)
Increase (decrease) in deferred revenue		(113)	13
Gain from the sale of property and equipment		(25)	(102)
Net cash used in operating activities	(9,249)	(4,279)	(7,453)
Cash flows from investing activities:
Proceeds from redemption of deposits and maturities of marketable securities, net	14,524	500	2,612
Investment in bank deposits	(16,525)	(14,524)	(500)
Changes in restricted cash	592	(1)	(96)
Purchase of property and equipment	(96)	(46)	(48)
Decrease (increase) in long-term prepaid expenses	47	(46)	23
Proceeds from sale of investment in Evogene	232	424	3,557
Proceeds from sale of property and equipment		25	185
Net cash provided by (used in) investing activities	(1,226)	(13,668)	5,733
Cash flows from financing activities:
Warrants issuance expenses in connection with funding arrangement		(61)
Proceeds from issuance of shares, net		7,790	12,013
Proceeds from research and development funding arrangements	7,000
Exercise of options	2,021	2,379	196
Net cash provided by financing activities	9,021	10,108	12,209
Increase (decrease) in cash and cash equivalents	(1,454)	(7,839)	10,489
Cash and cash equivalents at the beginning of the year	7,300	15,139	4,650
Cash and cash equivalents at the end of the year	5,846	7,300	15,139
Supplemental disclosure of non-cash investing and financing activities:
Receivables on account of shares and from funding arrangement		5,000	7,790
Receivables for other finance proceeds	$ 20	$ 41

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Compugen Ltd. (the "Company") and its subsidiaries is a leading therapeutic product discovery company focused on therapeutic proteins and monoclonal antibodies to address important unmet needs in the fields of immunology and oncology, either for us or our partners. Unlike traditional high throughput trial and error experimental based drug candidate discovery, the Company's discovery efforts are based on systematic and continuously improving in silico (by computer) product candidate prediction and selection followed by experimental validation, with selected product candidates being advanced in our Pipeline Program to the pre-IND stage. The Company's in silico predictive models utilize a broad and continuously growing infrastructure of proprietary scientific understandings and predictive platforms, algorithms, machine learning systems and other computational biology capabilities. The Company's business model primarily involves collaborations covering the further development and commercialization of in house-discovered product candidates and various forms of research and discovery agreements, in both cases providing us with potential milestone payments and royalties on product sales or other forms of revenue sharing.

The Company's headquarters and research facilities are located in Israel.

b.
In 1997, the Company established a wholly-owned U.S. subsidiary, Compugen USA, Inc. and in 2008, a wholly-owned UK subsidiary, Compugen UK Ltd. During 2010, the UK subsidiary had been dissolved. As of December 31, 2011, the U.S. subsidiary had no significant operations.

c.
Following a shelf registration filed in September 2009, the Company signed in November 2009 an agreement with an underwriter, to issue and sell Ordinary shares under an At The Market offering ("ATM") with gross proceeds of up to $ 20,000. During November and December 2009, the Company raised approximately $ 19,100, net of issuance expenses from the issuance of 4,071,700 of its Ordinary shares.

Following a second shelf registration filed in January 2011, the Company signed in August 2011 agreement with an underwriter, to issue and sell Ordinary shares under an ATM with gross proceeds of up to $ 40,000 (see Note 17).

d.
On December 29, 2010, the Company entered into a research and discovery funding arrangement with an investor. Under the funding arrangement, the Company received $ 5,000 in support of its Pipeline Program (see Notes 8 and 12).

On December 20, 2011, the Company entered into a second research and discovery funding arrangement with an investor. According to the arrangement, the Company will receive a total of $ 8,000 in support of certain research and development activities. As of December 31, 2011, the Company received $ 2,000 with respect to the agreement (see Note 12).

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The functional currency of the Company and its subsidiaries is the U.S. dollar, as the Company's management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and its subsidiaries have operated and expect to continue to operate in the foreseeable future. A majority of the Company's sales are expected to be made outside Israel in U.S. dollars and also the Company's 2011 financing transactions were made outside Israel in U.S. dollars. The majority of the Company and its subsidiaries' operations are currently conducted in Israel and most of the expenses in Israel are currently paid in new Israeli shekels ("NIS").

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters".

All transaction gains and losses of the remeasured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

c.	Basis of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries Compugen USA Inc. and Compugen UK Ltd. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash and cash equivalents:

The Company and its subsidiaries consider all highly liquid investments that are convertible to cash with original maturities of three months or less at their acquisition date as cash equivalents.

e.	Restricted cash:

Restricted cash is an interest bearing saving account which is used as a security for the Company's short-term credit and in 2010 also for consortium funds under European grant.

f.	Short-term bank deposits

Bank deposit with maturities of more than three months but less than one year is included in short-term deposit. Such short-term deposits are stated at cost which approximates market values.

Bank deposits in U.S. dollars for the years ended December 31, 2011 and 2010 bear an annual average interest rate of 1.77% and 0.97%, respectively.

Bank deposits in NIS for the years ended December 31, 2011 and 2010 bear an annual average interest rate of 2.56% and 1.35%, respectively.

g.	Marketable securities:

The Company accounts for investment in Evogene in accordance with ASC 320, "Investments - Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies its investment in Evogene as available-for-sale securities. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses are included in other income and are derived using the specific identification method for determining the cost of securities. As of December 31, 2011, the Company holds 1,043,397 shares representing 2.9% of Evogene outstanding Ordinary shares.

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in "other than temporary impairment, net of gain on sale of marketable securities previously impaired" in the statement of operations and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During 2009, 2010 and 2011, no other-than-temporary impairment was recorded.

h.	Long-term prepaid expenses:

Long-term prepaid expenses consist of long-term lease deposits as security for motor vehicles leases.

i.	Property and equipment, net:

Property and equipment are stated at cost, net of related investment grants and accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 30 (mainly 30)
Leasehold improvements	shorter of the term of the lease or useful life

j.	Impairment of long-lived assets:

The long-lived assets of the Company and its subsidiaries are reviewed for impairment in accordance with ASC 360, "Property, Plant and Equipment", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset with the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years 2011, 2010 and 2009, no impairment losses have been identified.

k.	Revenue recognition:

The Company generates revenues from collaboration research agreements under which the Company delivers novel product candidates and professional services and may receive future milestones and royalties on successful products.

The Company views its collaboration research agreements as service arrangements and follows the revenue recognition criteria in ASC 650-10. Under these arrangements, revenue is being recognized when the Company completes its performance obligations.

The Company believes that the customer realizes value from the transaction only when and if the final act is performed and, therefore, performance should be deemed to have occurred and revenue recognized, when that act takes place.  During 2010 and 2009, the Company recognized revenues from product candidate collaboration agreements, under which the Company performs research services. As of the balance sheet date, no milestones payments and royalties have been received

l.	Research and development expenses, net:

Research and development expenses are charged to the statement of operations as incurred.

Royalty and non-royalty bearing grants from the Office of the Chief Scientist of the Israel Ministry of Industry, Trade and Labor ("OCS"), the Bi-national Industrial Research and Development Foundation ("BIRD") and the European 6th framework for funding approved research and development projects, are recognized at the time the Company is entitled to such grants, on the basis of the research and development expenses incurred. Such grants are presented as a reduction from research and development expenses.

m.	Severance pay:

The Company's liability for severance pay for its Israeli employees is calculated pursuant to Israeli Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes profits or losses accumulated up to the balance sheet date.

Some employee arrangements are under section 14 to the Israeli Severance Pay Law, pursuant to which the severance pay liability is fully covered by the deposits with the severance pay funds.

Regarding employees that have signed section 14, related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet as the Company is legally released from obligation to such employees once the deposited amounts have been paid.

Severance expenses for the years ended December 31, 2011, 2010 and 2009, amounted to approximately $ 257, $ 231 and $ 250, respectively.

n.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation" ("ASC 718"). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes-Merton ("Black-Scholes") option-pricing model as the most appropriate fair value method for the majority of its stock-options awards and values stock based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based on actual historical stock price movements over a term that is equivalent to the expected term of granted options. The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

o.	Concentration of credit risks:

Financial instruments that potentially subject the Company and its subsidiaries to concentration of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities and long-term lease deposits.

Cash and cash equivalents are invested in U.S. dollar deposits with major banks in Israel. Generally, these deposits may be redeemed upon demand and bear minimal risk. The Company has no significant off-balance-sheet concentration of credit risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements.

p.	Income taxes:

The Company and its subsidiaries account for income taxes in accordance with ASC 740, "Income Taxes" and its related guidance on accounting for uncertain tax positions previously issued as FIN 48, "Accounting for Uncertainty in Income Taxes".  ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company and its subsidiaries provide a valuation allowance to reduce deferred tax assets to their estimated realizable value. ASC 740 provides detailed guidance for the financial statement recognition, measurement and disclosure of uncertain tax positions recognized in an enterprise's financial statements in accordance with ASC 740.

q.	Net loss per share:

Basic net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year. Diluted net loss per share is calculated based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential in accordance with ASC 260, "Earnings per Share."

All outstanding stock options and warrants have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented. The total number of shares related to outstanding options excluded from the calculations of diluted net loss per share was 5,943,400, 5,863,457 and 5,670,997 for the years ended December 31, 2011, 2010 and 2009, respectively. The total number of shares related to conversion rights of the research and development funding arrangements' embedded derivatives excluded from the calculations of diluted net loss per share was 1,166,666 and 833,333 for the years ended December 31, 2011 and 2010, respectively, and none for the year ended December 31, 2009. The total number of shares related to warrants excluded from the calculations of diluted net loss per share was 500,000 for the years ended December 31, 2011 and 2010 and none for the year ended December 31, 2009.

r.	Fair value of financial instruments:

The following methods and assumptions were used by the Company and its subsidiaries in estimating their fair value disclosures for financial instruments:

The Company measures its investment in Evogene and embedded derivatives at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

s.	Derivative instruments:

As of balance sheet date, none of the Company's derivatives qualify for hedge accounting under ASC 815, "Derivatives and Hedging" ("ASC 815"). As a result all derivatives are recognized on the balance sheet at their fair value, with changes in the fair value carried to the statement of operations and included in financial income or expenses.

In the year ended December 31, 2011, the Company recorded net gain from derivatives transactions in the amount of $ 134 compare with net losses in  the years ended December 31, 2010 and 2009 in the amount of  $ 15 and $ 41, respectively (not including change in fair value of embedded derivatives in 2011 mentioned in Note 6).

t.	Recently issued accounting pronouncements:

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which specifies that the total of comprehensive income, the components of net income and the components of other comprehensive income are to be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. No change has been made in the items to be reported in comprehensive income. ASU 2011-05 is effective for the interim and annual periods beginning after December 15, 2011, and should be applied retrospectively. The Company is currently evaluating the effect of ASU 2011-05, but does not expect its adoption will have a material effect on its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update 2011-12, Comprehensive Income (Topic 220). The amendments in this Update supersede certain pending paragraphs in Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in Update 2011-5 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently evaluating the effect of this update on the consolidated financial statements.

GOVERNMENT AND OTHER GRANTS	12 Months Ended
Dec. 31, 2011
GOVERNMENT AND OTHER GRANTS [Abstract]
GOVERNMENT AND OTHER GRANTS
NOTE 3:-	GOVERNMENT AND OTHER GRANTS

Under the OCS royalty-bearing programs, the Company is not obligated to repay any amounts received from the OCS if it does not generate any income from the results of the funded research program. If income is generated from a funded research program, the Company is committed to pay royalties at a rate of between 3% to 5% of future revenues arising from such research programs, and up to a maximum of 100% of the amount received, linked to the U.S. dollar (for grants received under programs approved subsequent to January 1, 1999, the maximum to be repaid is 100% plus interest at LIBOR). For the years ended December 31, 2011, 2010 and 2009, the Company has an aggregate of paid and accrued royalties to the OCS recorded in the consolidated statement of operations in the amount of none, $ 39 and $ 10, respectively. As of December 31, 2011, the Company's aggregate contingent obligations for payments to OCS, based on royalty-bearing participation received or accrued, net of royalties paid or accrued, totaled approximately to $ 11,192. Under the BIRD program, the Company is not obligated to repay any amounts received from BIRD if it does not generate any income from the results of the funded research program. As of December 31, 2011 the Company does not expect any income to be generated from the results of the funded research BIRD program and as such no contingent obligation for payments to BIRD was recorded (see Note 2l).

CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2011
CASH AND CASH EQUIVALENTS [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 4:-	CASH AND CASH EQUIVALENTS

	December 31,
	2011	2010

Bank deposits in U.S. dollars (bearing an annual average interest rate of 1.37% and 0.75% for 2011 and 2010, respectively)	$1,300	$2,300
Bank deposits in NIS (bearing an annual average interest rate of 2.95% and 1.7% for 2011 and 2010, respectively)	2,924	3,832
Cash in banks	1,622	1,168

	$5,846	$7,300

INVESTMENT IN EVOGENE	12 Months Ended
Dec. 31, 2011
INVESTMENT IN EVOGENE [Abstract]
INVESTMENT IN EVOGENE
NOTE 5:-	INVESTMENT IN EVOGENE

As discussed in Note 2g, the Company presents its investment in Evogene's shares as of December 31, 2011 and 2010, as available-for-sale.

The total amount of unrealized gain of $ 4,264, $ 6,405 and $ 4,071 was included as a separate component of shareholders' equity under accumulated other comprehensive income for the years ended December 31, 2011, 2010 and 2009, respectively.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 6:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its Investment in Evogene and embedded derivatives at fair value. The carrying amounts of cash and cash equivalents, trade receivables, other accounts receivable, trade payables and other accounts payable approximate their fair value due to the short-term maturity of such instruments. Investment in Evogene is classified within Level 1. This is because this asset is valued using quoted market prices or alternative pricing sources and models utilizing market observable inputs. Embedded derivatives are classified within Level 3 because they are valued using valuation techniques. Some of the inputs to these models are unobservable in the market and are significant.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2011
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Marketable securities:
Investment in Evogene	$4,093	$4,093	$-	$-

Embedded derivatives	5,707	-	-	5,707

Total financial assets	$9,800	$4,093	$-	$5,707

	December 31, 2010
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Marketable securities:
Investment in Evogene	$6,227	$6,227	$-	$-

Embedded derivatives	4,037	-	-	4,037

Total financial assets	$10,264	$6,227	$-	$4,037

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2011. The Company's Level 3 instruments consist of embedded derivatives (see Note 12).

Fair value measurements using significant unobservable inputs (Level 3):

Fair value of embedded derivatives

Balance at December 31, 2010	$4,037

Fair value of exchange option within research and development arrangement (see Note 12)	1,557
Change in fair value of exchange option and embedded derivatives within research and development arrangements	113

Balance at December 31, 2011	$5,707

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 7:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Grants receivable from the Office of the Chief Scientist and others	$198	$178
Government authorities	18	20
Prepaid expenses	186	185
Accrued interest	42	85
Other	102	80

	$546	$548

RECEIVABLES FROM FUNDING ARRANGEMENT	12 Months Ended
Dec. 31, 2011
RECEIVABLES FROM FUNDING ARRANGEMENT [Abstract]
RECEIVABLES FROM FUNDING ARRANGEMENT
NOTE 8:-	RECEIVABLES FROM FUNDING ARRANGEMENT

As of December 31, 2010, the total proceeds of $ 5,000 from the Company's research and development funding arrangement (see also Notes 1d and 12) were not yet received by the Company. These proceeds were received on January 17, 2011.

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 9:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010

Cost:

Computers, software and related equipment	$4,948	$4,874
Laboratory equipment and office furniture	3,184	3,167
Leasehold improvements	514	509

	8,646	8,550
Accumulated depreciation:

Computers, software and related equipment	4,859	4,818
Laboratory equipment and office furniture	2,823	2,709
Leasehold improvements	467	443

	8,149	7,970

Depreciated cost	$497	$580

For the years ended December 31, 2011, 2010 and 2009, depreciation expenses were approximately $ 179, $ 201 and $ 264, respectively.

OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 10:-	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2011	2010

Employees and related accruals	$606	$793
Pre-payment from the European Commission	-	587
Consultants and Board members	178	262
Accrued expenses	269	184
Research and Development funding arrangement related liability	374	-
Other	32	108

	$1,459	$1,934

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 11:-	COMMITMENTS AND CONTINGENCIES

a.	The Company's headquarters and research facilities are located in Israel.

Annual minimum future rental commitments under non-cancelable operating leases are approximately as follows:

December 31,

2012	$465
2013	69
2014	13

$547

Operating lease expenses for the Company were approximately $ 383, $ 397 and $ 552 in the years ended December 31, 2011, 2010 and 2009, respectively.

b.	The Company provided bank guarantees in the amount of $ 97 in favor of its offices' lessor in Israel.

RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT	12 Months Ended
Dec. 31, 2011
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT [Abstract]
RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENT
NOTE 12:-	RESEARCH AND DEVELOPMENT FUNDING ARRANGEMENTS

The following table summarizes the balances recorded on the Company's financial statements with respect to the research and development funding arrangements:

	December 31,
	2011	2010

Embedded Derivatives (a)	$4,041	$4,037
mAb Participation Interest (b)	443	-
Embedded Derivatives (b)	1,666	-

	$6,150	$4,037

a.
On December 29, 2010 (the "Issuance date") the Company signed a funding arrangement with an investor in partial support of its research and development activities with respect to novel therapeutic product candidates. According to the arrangement the Company received $ 5,000 in consideration of:

(1)	Warrants to purchase 500,000 Ordinary shares at a fixed exercise price of $ 6 per share until June 30, 2013 ("Detachable Warrants") and,

(2)
An entitlement to receive a portion of future income received by Compugen related to possible commercialization and post-marketing fees that are related to certaindesignated product candidates ("Participation Rights"). This right is contingent to successful commercialization of the targets which as of December 31, 2011 for accounting treatment purpose is not probable. In addition, the investor had an option to exchange its Participation Rights for a fixed amount of 833,334Ordinary shares at any time through June 30, 2013 (the "Conversion Alternative").

As of the Issuance Date, each of the five designated product candidates was currently and actively being pursued in the Company's validation pipeline. Furthermore, the Company has an obligation to continue the research and developments activities on a best effort basis and to issue to the investor an "Annual Report" containing a summary report for each such designated product candidate, providing general information with respect to what research was conducted by Compugen since the Issuance Date or the prior Annual Report (as applicable).

As part of the arrangement, in the event that prior to June 30, 2011 the Company would have entered into new similar arrangement whereby it obtains $ 15,000 or more, the Company had the right to exchange the investor's Participation Rights for investment in the new arrangement. Since during the above time frame such qualifying finance round did not take place this right of exchange expired.

In accordance with ASC 730-20, "Research and Development Arrangements" and ASC 815, "Derivatives and Hedging", the Company considered the Participation Rights as well as the New Arrangement Rights of the instrument issued to be a research and development arrangement ("Research and Development Component") coupled with embedded derivatives (that are the Conversion Alternative and the New Arrangement Rights) as those instruments do not have fixed settlement provisions. Consequently, the Company determined that the embedded derivatives in the Research and Development Component should be accounted for as a liability to be measured at fair value at inception. The embedded derivatives will be re-measured to fair value at each reporting period until their exercise or expiration with the change in such calculated value reported in the statement of operations (as part of financial income or expenses). As a result, the fair value of those embedded derivatives would be bifurcated out of the amount to be allocated to the Research and Development Component.

The Company has further determined that the Detachable Warrants should be accounted for and classified as an equity component since the warrants have fixed settlement provisions as stated above.

As per the above, at the issuance date the consideration of $ 5,000 was allocated as determined by the Company assisted by the work of a third party valuator:

•	An amount of $ 999 was allocated to the equity component net of $ 61 issuance expenses.

•
An amount of $ 3,940 was allocated to the Research and Development Component and it was entirely assigned to the Participation Rights and the Conversion Alternative measured at fair value. Issuance expenses that were allocated to this component, amounted to $ 228, were expensed immediately and are included as part of financial expenses in the consolidated statements of operations.

As of December 31, 2011, the Company re-measured the embedded derivatives in the Research and Development Component. Consequently, during the year ended December 31, 2011 the Company recorded $ 4 as financial expenses mainly as a result of a change in the Company's share price.

The Company selected the Multi Period Binomial model as the methodology for determining the fair value for the embedded derivatives. This option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected term.

In estimating the Participation Rights' fair value, the Company used the following assumptions:

	December 31,
	2011	2010

Risk-free interest rate (1)	0.18%	0.82%
Expected volatility (2)	46.83%	92.87%
Expected life (in years) (3)	1.5	2.5
Expected dividend yield (4)	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary shareholders in the past and does not expect to pay dividends to Ordinary shareholders.

b.
On December 20, 2011 (the "Effective date"), the Company entered into an additional funding arrangement ("mAb Funding Arrangement")  with an investor, pursuant to which the Company will receive a total of $ 8,000 (the "Funding  Amount") in order to fund certain research and development activities preformed on a best effort basis, in consideration for an  entitlement to receive a portion of future income derived from certain monoclonal antibody ("mAb") product candidates ("Products") that achieve specific milestones or have been licensed out, until December 31, 2014 ("mAb Participation Interest"). This right is contingent to successful commercialization of the targets which as of December 31, 2011for accounting treatment purpose is not probable.

According to the mAb Funding Arrangement the Funding Amount is to be paid in three installments, $ 2,000 has been paid on December 21, 2011. The investor is committed to invest additional $ 3,000 on June 30, 2012 and additional $ 3,000 on September 30, 2012. Pursuant to the mAb Funding Arrangement, in the event the remaining unpaid Funding Amounts are not transferred based on the above schedule, the Company has the right to exchange the paid Funding Amount for Company's Ordinary shares, at the price of $ 6 per share (the "Company Option"), and the Company will then have no obligations towards the investor under the mAb Funding Arrangement.

The mAb Participation Interest from the Products, will be calculated on a sliding scale mainly as fraction of the Funding Amount, relative to total amount invested both by the investor and the Company in the Research and Development Products, provided that the investor will be entitled to not less than ten percent of such future payments related to any qualifying Products. Notwithstanding anything in the mAb Funding Arrangement, the investor has the right, during the first quarter of 2014, to waive its rights to the mAb Participation Interest in exchange for a fixed amount of 1,455,000 Ordinary shares (the "Exchange Option").

In accordance with ASC 730-20, "Research and Development Arrangements" and ASC 815, "Derivatives and Hedging", the Company considered the mAb Participation Interest to be a research and development arrangement ("Research and Development Component") coupled with embedded derivatives (the Exchange Option and the Company Option) as those instruments do not have fixed settlement provisions. Consequently, the Company determined that the embedded derivatives in the Research and Development Component should be accounted for as a liability to be measured at fair value at inception. The embedded derivatives will be re-measured to fair value at each reporting period until their exercise or expiration with the change in such calculated value reported in the statement of operations (as part of financial income or expenses). As a result, the fair value of those embedded derivatives would be bifurcated out of the amount to be allocated to the Research and Development Component.

As per the above, the first payment of $ 2,000 was allocated as determined by the Company assisted by the work of a third party valuator:

•	An amount of $ 443 was allocated as Cash Consideration to liability component.

•
An amount of $ 1,557 was allocated to the Research and Development Component and it was entirely assigned to the mAb Participation Interest and the Exchange Option measured at fair value. Issuance expenses that were allocated to this component, amounted to $ 463 were expensed immediately and are included as part of financial expenses in the consolidated statements of operations.

As part of issuance expenses the Company granted, and committed to grant, up to 100,000 options to an agent and cash payment of $ 80. The Company recorded $ 453 as finance expenses related to these awards, based on its fair value.

As of December 31, 2011, the Company re-measured the embedded derivatives in the Research and Development Component. Consequently, during the year ended December 31, 2011, the Company recorded $ 109 as financial expenses mainly as a result of a change in the Company's share price.

The Company selected the Multi Period Binomial model as the methodology for determining the fair value for the embedded derivatives. This option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected term.

In estimating the Participation Rights' fair value, the Company used the following assumptions:

	December 31, 2011	Date of issuance

Risk-free interest rate (1)	0.28%	0.3%
Expected volatility (2)	61.73%	61.54%
Expected life (in years) (3)	2.25	2.28
Expected dividend yield (4)	0	0

(1)	Risk-free interest rate - based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life of the conversion feature was based on the term of the derivative.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to Ordinary shareholders in the past and does not expect to pay dividends to Ordinary shareholders.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 13:-	SHAREHOLDERS' EQUITY

a.	Ordinary shares:

The Ordinary shares confer upon their holders the right to receive notice to participate and vote in general shareholders meetings of the Company to receive dividends, if declared, and to have certain rights upon liquidation of the Company.

b.	Share option plans:

In March 2000, the Company adopted the Compugen Ltd. Share Option Plan (2000) (the "2000 Options Plan"), which provides for the grant of options to purchase 1,500,000 Ordinary shares to employees and consultants of the Company and its subsidiaries. The number of shares authorized for issuance under the 2000 Options Plan automatically increased each January 1 by the lesser of 1,500,000 or 4% of the total number of the Company's then outstanding shares or such lower amount as shall be determined by the Board. On July 25, 2010, the Board resolved to cease making grants under the 2000 Options Plan.

In July 2010, the Company adopted the Compugen Ltd. 2010 Share Incentive Plan (the "2010 Options Plan"), which replaced the 2000 Options Plan. 1,953,851 shares were initially reserved for grant, under the 2010 Options Plan to employees and consultants of the Company and its subsidiaries. The options available for grants under the 2000 Options Plan, at such time, as well as any options that may return to such pool in connection with terminated options, will be made available for future grants under the 2010 Options Plan.

In general, options granted under the 2000 Options Plan and the 2010 Options Plan vest over a four-year period and expire 10 years from the date of grant and are granted at an exercise price of not less than the fair market value of the Company's Ordinary shares on the date of grant, unless otherwise determined by the Board. The exercise price of the options granted under the plans may not be less than the nominal value of the shares into which such options are exercised and the expiration date may not be later than 10 years from the date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. Subject to the 2010 Options Plan, there were 4,264,631 options to purchase shares available for future grants as of December 31, 2011.

All information below relates to options granted to employees, directors (including Chairman of the Board (see d below) and consultants (see c below).

Transactions related to the grant of options to employees, directors and consultants under the above plans during the year ended December 31, 2011, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Intrinsic value
		$	Years	$
Options outstanding at beginning of year	5,863,457	2.75		-
Options granted	1,171,800	4.19		937,807
Options exercised	(792,077)	2.58		1,738,596
Options expired	(4,631)	3.76		5,525
Options forfeited	(295,149)	2.51		721,635

Options outstanding at end of year	5,943,400	3.04	6.54	11,298,881

Options vested and expected to vest at end of year (*)	5,752,883	3.05	6.47	11,088,759

Exercisable at end of year	3,438,663	2.48	5.08	8,610,167

*)	The options expected to vest are based on the Company's historical forfeiture rate.

Weighted average fair value of options granted during the years 2011, 2010 and 2009 was $ 2.33, $ 2.51 and $ 1.97, respectively.

As of December 31, 2011, the total unrecognized estimated compensation cost related to non-vested stock options granted prior to that date was $ 4,162 which is expected to be recognized over a weighted average period of approximately 2.56 years.

The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model.

The Company used the following weighted-average assumptions for granted options:

	Year ended December 31,
	2011	2010	2009

Volatility	83%	79%	88%
Risk-free interest rate	1.49%	2.31%	2.15%
Dividend yield	0%	0%	0%
Expected life (years)	4.7	5.0	5.3

The stock-based compensation expenses with respect to employees, directors and consultants are included in the following expense categories:

	Year ended December 31,
	2011	2010	2009

Research and development expenses	$1,003	$883	$790
Selling and marketing expenses	178	91	83
General and administrative expenses	2,219	1,124	656

	$3,400	$2,098	$1,529

c.	Options to consultants:

	Year ended December 31, 2011
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
		$	Years

Options outstanding at beginning of year	310,000	4.06
Options granted	99,500	5.39
Options exercised	(34,000)	4.13
Options expired	-	-

Options outstanding at end of year	375,500	4.41	3.84

Options vested and expected to vest at end of year	375,500	4.41	3.84

Exercisable at end of year	321,371	4.24	3.62

The Company accounts for its options and warrants to consultants under the ASC 505-50 "Equity Based Payments to Non-Employees". The options are re-measured using a Black-Scholes option-pricing model at their then-current fair value at the last date of each reporting period and compensation cost is adjusted for the changes for those fair values. The Company recognized the compensation cost using the straight-line method. The fair value of these options was estimated using a Black-Scholes option-pricing model with the following weighted-average assumptions for 2011, 2010 and 2009: risk-free interest rates of 2.56%, 2.25% and 2.54%, respectively, dividend yield of 0%, volatility factors of the expected market price of the Company's Ordinary shares of 78%, 81% and 93%, respectively and a weighted-average contractual life of the options of six years. As for compensation expenses, see also b above.

d.
On February 28, 2010 the former Chairman of the Board provided the Board with a letter under which he voluntary and irrevocably waives all options held by him solely to the extent that such options would vest after December 31, 2010. As a consequence, the Company recognized the remaining unrecognized compensation costs with respect to the above mentioned unvested options held by the former Chairman of the Board.

The total compensation cost related to this grant is $ 494. As of December 31, 2011, the Company fully recognized those compensation costs.

e.
On May 12, 2011, the shareholders approved a new grant to its former CEO (and currently a director) of 380,000 fully vested options. The options shall expire at the earlier of (i) 180 days after the former CEO terminates his service as Board member for any reason (ii)  April 19, 2015. The total compensation cost related to this new grant was $ 1,264. As of December 31, 2011, the Company fully recognized those compensation costs.

.
f.
On December 12, 2011, the Board approved to extend the exercise period of options vested as of December 15, 2010, which previously granted to the Company's CEO, till October 24, 2016. The Company accounted for the extension of options' terms pursuant to ASC 718 as a modification. Accordingly, additional compensation was calculated by the Company as the fair value of the modified award in excess of the fair value of the original award measured immediately before its terms have been modified based on current circumstances. The total incremental compensation cost related to this modification was $ 61. As of December 31, 2011, the Company fully recognized those compensation costs.

GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS
NOTE 14:-	GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company's business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and diagnostic biomarker product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, sales and business development. The Company follows ASC 280, "Segment Reporting." Total revenues are attributed to geographic areas based on the location of the end customer. The following represents the total revenues for the years ended December 31, 2011, 2010 and 2009 and long-lived assets as of December 31, 2011 and 2010:

	Year ended December 31,
	2011	2010	2009
Revenues from sales to unaffiliated customers:

United States	$-	$750	$25
Europe	-	365	225

Total revenues	$-	$1,115	$250

	December 31,
	2011	2010

Long-lived assets:

Israel	$497	$580

	Year ended December 31,
	2011	2010	2009
Sales to a single customer exceeding 10%:

Customer A	-	67	-
Customer B	-	13	-
Customer C	-	11	-
Customer D	-	-	90

FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2011
FINANCIAL INCOME (EXPENSES), NET [Abstract]
FINANCIAL INCOME (EXPENSES), NET
NOTE 15:-	FINANCIAL INCOME (EXPENSES), NET

	Year ended December 31,
	2011	2010	2009

Interest income	$421	$266	$34
Bank fees	(15)	(15)	(42)
Change in fair value of funding arrangement	(113)	(97)	-
Funding arrangements issuance expenses	(463)	(228)	-
Derivatives transactions loss (gain)	134	(15)	(41)
Exchange rate differences	(270)	330	114

Net income (expense)	$(306)	$241	$65

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 16:-	INCOME TAXES

a.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985:

Results for tax purposes are measured in terms of earnings in NIS after certain adjustments for increases in Israeli Consumer Price Index (the "Israeli CPI"). As explained in Note 2b, the financial statements are measured in U.S. dollars. The difference between the annual change in Israeli CPI and in the NIS/dollar exchange rate causes a further difference between taxable income and the income before taxes shown in the financial statements. In accordance with paragraph 9(f) of ASC 740, the Company has not provided deferred income taxes on the difference between the functional currency and the tax basis of assets and liabilities.

According to the law, until 2007, the results for tax purposes were adjusted for changes in the Israeli CPI.

In February 2008 the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Starting 2008 the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amendment to the law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting 2008.

b.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of its enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10%-25% for a period of several years for the remaining benefit period.

Another condition for receiving the benefits under the alternative track is a minimum qualifying investment. This condition requires an investment in the acquisition of productive assets such as machinery and equipment which must be carried out within three years. The minimum qualifying investment required for setting up a plant is NIS 300 thousand. As for plant expansions, the minimum qualifying investment is the higher of NIS 300 thousand and an amount equivalent to the "qualifying percentage" of the value of the productive assets. Productive assets that are used by the plant but not owned by it will also be viewed as productive assets. The Company was eligible under the terms of minimum qualifying investment and elected 2008 as its "year of election".

The qualifying percentage of the value of the productive assets is as follows:

The value of productive assets before the expansion (NIS in millions)	The new proportion that the required investment bears to the value of productive assets

Up to NIS 140	12%
NIS 140 - NIS 500	7%
More than NIS 500	5%

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise, whereby income from an industrial enterprise includes, among others, revenues from the production and development of software products and revenues from industrial research and development activities performed for a foreign resident (and approved by the Head of the Administration of Industrial Research and Development).

The benefit period starts with the first year the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as above. Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. The management believes that the Company is meeting the aforementioned conditions.

Amendments to the Law:

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

The Company has examined the potential effect of the adoption of the Amendment on its financial statements, and as of the date of the publication of the financial statements, the Company estimates that it will not apply the Amendment.

c.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an "industrial company" under the above law and, as such, enjoys tax benefits, including:

(1)	Deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period;

(2)	The right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial company and an industrial holding company; and

(3)	Accelerated depreciation rates on equipment and buildings.

d.	Net operating losses carryforward:

As of December 31, 2011, the Company's net operating losses carryforward for tax purposes in Israel amounted to approximately $ 143 million. These net operating losses may be carried forward indefinitely and may be offset against future taxable income. The Company expects that during the period in which these tax losses are utilized its income will be substantially tax-exempt.

Compugen USA, Inc. ("Inc.") is subject to U.S. income taxes. As of December 31, 2011, Inc. has net operating loss carryforward for federal income tax purposes of approximately $ 15 million which expires in the years 2018 to 2031. Inc. also has net operating loss carryforward for state income tax purposes of approximately $ 0.7 million which expires in the years 2013 to 2031. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

e.	Loss before taxes is comprised as follows:

	Year ended December 31,
	2011	2010	2009

Domestic (Israel)	$12,004	$7,203	$3,760
Foreign	-	-	71

	$12,004	$7,203	$3,831

f.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiaries' deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2011	2010

Accrued social benefits	$99	$80
Research and development credit	1,686	1,370
Capital funding raise credit	14	89
Operating loss carryforward	40,890	30,909

Net deferred tax asset before valuation allowance	42,689	32,448
Valuation allowance	(42,689)	(32,448)

Net deferred tax asset	$-	$-

The Company and its subsidiaries have provided valuation allowances in respect of deferred tax assets resulting from operating loss carryforward and other temporary differences.

Management currently believes that since the Company and its subsidiaries have a history of losses it is more likely than not that the deferred tax regarding the loss carryforward and other temporary differences will not be realized in the foreseeable future.

g.	Reconciliation of the theoretical tax expense (benefit) to the actual tax expense (benefit):

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating losses carryforward among the Company and  subsidiaries due to the uncertainty of the realization of such tax benefits and the effect of "approved" and "beneficiary" enterprise.

h.	Tax rates applicable to the income of the Company:

The Israeli corporate tax rate was 26% in 2009, 25% in 2010 and 24% in 2011.

A company is taxable on its real (non-inflationary) capital gains at the corporate tax rate in the year of sale. A temporary provision for 2006-2009 stipulates that the sale of an asset other than a quoted security (excluding goodwill that was not acquired) that had been purchased prior to January 1, 2003, and sold by December 31, 2009, is subject to corporate tax as follows: the part of the real capital gain that is linearly attributed to the period prior to December 31, 2002 is subject to the corporate tax rate in the year of sale as set forth in the Israeli Income Tax Ordinance, and the part of the real capital gain that is linearly attributed to the period from January 1, 2003, through December 31, 2009, is subject to tax at a rate of 25%.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

i.
The Company adopted the provisions of ASC 740 for uncertain tax positions on January 1, 2007. Consequently, as of December 31, 2010, an accumulated amount of $ 58 was recorded as unrecognized tax benefits. During 2011, following tax exposure aging the accrual was reversed. As of December 31, 2011, there is no unrecognized tax benefits amount.

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 17:-	SUBSEQUENT EVENTS

Following a second shelf registration filed in January 2011, the Company filed a prospectus supplement in September 2011 in relation to a sales agreement signed with an underwriter in August 2011, to issue and sell Ordinary shares under an At The Market offering ("ATM") with gross proceeds of up to $ 40,000. Until March 12, 2012, the Company raised approximately $ 3,080, net of issuance expenses from the issuance of 551,000 of its Ordinary shares.